Derivatives	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	Derivatives
The Company’s objectives for holding or issuing derivatives are as follows:
Foreign Exchange Forward Contracts—The Company utilizes foreign exchange forward contracts as part of its overall currency risk management and investment strategies.
Insurance-linked Securities—The Company enters into various derivatives for which the underlying risks reference parametric weather risks, pandemic outbreaks and mortality, in addition to longevity total return swaps for which the underlying risks reference longevity risks.
Total Return and Interest Rate Swaps—The Company enters into total return swaps referencing certain investments in Other invested assets. The Company enters into interest rate swaps to mitigate the interest rate risk on certain of the total return swaps and certain fixed maturity investments.
To-Be-Announced Mortgage-Backed Securities (TBAs), Options and Warrants—The Company utilizes TBAs, options and warrants as part of its overall investment strategy and to enhance investment performance.
There were no derivatives designated as hedges for the years ended December 31, 2023 and 2022. The net fair values of derivatives included in Other invested assets within the Company’s Consolidated Balance Sheets and the related net notional exposures at December 31, 2023 and 2022 were as follows (in thousands of U.S. dollars):

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2023			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$31,565	$(27,669)	$3,896	$4,205,417
Insurance-linked securities (1)	7,235	—	7,235	9,700
Interest rate swaps (2)	—	(849)	(849)	—
Options and warrants	4,390	—	4,390	8,898
Total derivatives not designated as hedges	$43,190	$(28,518)	$14,672

	Asset derivatives at fair value	Liability derivatives at fair value	Net derivatives
December 31, 2022			Fair value	Net notional exposure
Derivatives not designated as hedges
Foreign exchange forward contracts	$13,705	$(17,336)	$(3,631)	$4,277,894
Insurance-linked securities (1)	6,657	—	6,657	16,937
Interest rate swaps (2)	258	(153)	105	—
TBAs	578	—	578	—
Options and warrants	8,691	—	8,691	8,815
Total derivatives not designated as hedges	$29,889	$(17,489)	$12,400

(1)Insurance-linked securities include longevity swaps for which the notional amounts are not reflective of the overall potential exposure of the swaps. The net notional exposure above includes the Company's best estimate of the present value of future expected claims.
(2)The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. The net notional exposure for interest rate swaps above relates to fixed maturities.
The gains and losses in the Consolidated Statements of Operations for derivatives not designated as hedges for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	2023	2022	2021
Foreign exchange forward contracts	$(38,858)	$(34,902)	$(16,788)
Total included in Net foreign exchange losses	$(38,858)	$(34,902)	$(16,788)
Insurance-linked securities	$(1,754)	$2,049	$4,807
Total return swaps	(5)	934	1,430
Interest rate swaps	(951)	10,594	7,020
TBAs	448	(23)	(56)
Other	—	—	(298)
Total included in Net realized and unrealized investment (losses) gains	$(2,262)	$13,554	$12,903
Total derivatives not designated as hedges	$(41,120)	$(21,348)	$(3,885)
Offsetting of Derivatives
The gross and net fair values of derivatives that are subject to offsetting in the Consolidated Balance Sheets at December 31, 2023 and 2022 were as follows (in thousands of U.S. dollars):

		Gross amounts offset in the balance sheet	Net amounts of assets/liabilities presented in the balance sheet	Gross amounts not offset in the balance sheet
December 31, 2023	Gross amounts recognized (1)			Financial instruments	Cash collateral received/pledged	Net amount
Total derivative assets	$43,190	$—	$43,190	$—	$(41,747)	$1,443
Total derivative liabilities	$(28,518)	$—	$(28,518)	$—	$16,220	$(12,298)

December 31, 2022
Total derivative assets	$29,889	$—	$29,889	$(258)	$(37,262)	$(7,631)
Total derivative liabilities	$(17,489)	$—	$(17,489)	$258	$15,978	$(1,253)

(1)Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.